UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
           --------------------------------------------------
Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III        New York, New York         May 15, 2008
-----------------------------        ------------------         ---------------
       [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          35
                                               -------------

Form 13F Information Table Value Total:         $866,878
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                             13F File Number                 Name

NONE

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
                                                        FORM 13F INFORMATION TABLE
             COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5           COLUMN 6     COLUMN 7       COLUMN 8
                                                         VALUE    SHRS OR    SH/  PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP    (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ABB LTD                       SPONSORED ADR   000375204    2,557     95,000 SH             SOLE                   95,000
------------------------------------------------------------------------------------------------------------------------------------

ALLEGHENY ENERGY INC          COM             017361106   70,448  1,395,012 SH             SOLE                1,395,012
------------------------------------------------------------------------------------------------------------------------------------

ALPHA NATURAL RESOURCES INC   COM             02076X102   21,810    502,055 SH             SOLE                  502,055
------------------------------------------------------------------------------------------------------------------------------------

CENTRAL VT PUB SVC CORP       COM             155771108    2,801    117,181 SH             SOLE                  117,181
------------------------------------------------------------------------------------------------------------------------------------

CH ENERGY GROUP INC           COM             12541M102    3,489     89,686 SH             SOLE                   89,686
------------------------------------------------------------------------------------------------------------------------------------

CMS ENERGY CORP               COM             125896100   27,782  2,051,854 SH             SOLE                2,051,854
------------------------------------------------------------------------------------------------------------------------------------

CONSOL ENERGY INC             COM             20854P109   34,979    505,546 SH             SOLE                  505,546
------------------------------------------------------------------------------------------------------------------------------------

EDISON INTL                   COM             281020107   36,323    740,974 SH             SOLE                  740,974
------------------------------------------------------------------------------------------------------------------------------------

ENERGEN CORP                  COM             29265N108    5,794     93,000 SH             SOLE                   93,000
------------------------------------------------------------------------------------------------------------------------------------

EXELON CORP                   COM             30161N101   35,955    442,415 SH             SOLE                  442,415
------------------------------------------------------------------------------------------------------------------------------------

EXTERRAN HLDGS INC            COM             30225X103    3,594     55,684 SH             SOLE                   55,684
------------------------------------------------------------------------------------------------------------------------------------

FIRST SOLAR INC               COM             336433107   29,522    127,725 SH             SOLE                  127,725
------------------------------------------------------------------------------------------------------------------------------------

FIRSTENERGY CORP              COM             337932107   13,045    190,100 SH             SOLE                  190,100
------------------------------------------------------------------------------------------------------------------------------------

FLUOR CORP NEW                COM             343412102   21,276    150,722 SH             SOLE                  150,722
------------------------------------------------------------------------------------------------------------------------------------

FPL GROUP INC                 COM             302571104   39,145    623,923 SH             SOLE                  623,923
------------------------------------------------------------------------------------------------------------------------------------

JAMES RIVER COAL CO           COM NEW         470355207    2,672    152,510 SH             SOLE                  152,510
-----------------------------------------------------------------------------------------------------------------------------------

KBR INC                       COM             48242W106   14,142    510,000 SH             SOLE                  510,000
------------------------------------------------------------------------------------------------------------------------------------

NORFOLK SOUTHERN CORP         COM             655844108   23,814    438,400 SH             SOLE                  438,400
------------------------------------------------------------------------------------------------------------------------------------

NORTH AMERN ENERGY PARTNERS   COM             656844107    8,991    586,120 SH             SOLE                  586,120
------------------------------------------------------------------------------------------------------------------------------------

NORTHEAST UTILS               COM             664397106   29,590  1,205,786 SH             SOLE                1,205,786
------------------------------------------------------------------------------------------------------------------------------------

NRG ENERGY INC                COM NEW         629377508   66,930  1,716,587 SH             SOLE                1,716,587
------------------------------------------------------------------------------------------------------------------------------------

PORTLAND GEN ELEC CO          COM NEW         736508847   12,588    558,242 SH             SOLE                  558,242
------------------------------------------------------------------------------------------------------------------------------------

PUBLIC SVC ENTERPRISE GROUP   COM             744573106   11,920    296,600 SH             SOLE                  296,600
------------------------------------------------------------------------------------------------------------------------------------

QUANTA SVCS INC               COM             74762E102   12,990    560,644 SH             SOLE                  560,644
------------------------------------------------------------------------------------------------------------------------------------

QUESTAR CORP                  COM             748356102   80,659  1,426,093 SH             SOLE                1,426,093
------------------------------------------------------------------------------------------------------------------------------------

ROPER INDS INC NEW            COM             776696106    9,736    163,800 SH             SOLE                  163,800
------------------------------------------------------------------------------------------------------------------------------------

SEMPRA ENERGY                 COM             816851109   81,463  1,528,963 SH             SOLE                1,528,963
------------------------------------------------------------------------------------------------------------------------------------

SHAW GROUP INC                COM             820280105   19,634    416,505 SH             SOLE                  416,505
------------------------------------------------------------------------------------------------------------------------------------

SPX CORP                      COM             784635104   28,159    268,436 SH             SOLE                  268,436
------------------------------------------------------------------------------------------------------------------------------------

SUNPOWER CORP                 COM CL A        867652109    4,239     56,887 SH             SOLE                   56,887
------------------------------------------------------------------------------------------------------------------------------------

TSAKOS ENERGY NAVIGATION LTD  SHS             G9108L108    6,761    219,807 SH             SOLE                  219,807
-----------------------------------------------------------------------------------------------------------------------------------

UNION PAC CORP                COM             907818108   34,166    272,500 SH             SOLE                  272,500
------------------------------------------------------------------------------------------------------------------------------------

URS CORP NEW                  COM             903236107    6,162    188,500 SH             SOLE                  188,500
------------------------------------------------------------------------------------------------------------------------------------

WILLIAMS COS INC DEL          COM             969457100   23,416    709,999 SH             SOLE                  709,999
------------------------------------------------------------------------------------------------------------------------------------

WISCONSIN ENERGY CORP         COM             976657106   40,326    916,707 SH             SOLE                  916,707
------------------------------------------------------------------------------------------------------------------------------------
